PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 86.8%
Asset-Backed Securities 26.9%
Automobiles 1.4%
AmeriCredit Automobile Receivables Trust, Series 2020-02, Class D	2.130%	03/18/26		500	$471,875
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A	2.330	08/20/26		2,400	2,248,706
Series 2020-02A, Class A, 144A	2.020	02/20/27		1,100	1,005,543

CarMax Auto Owner Trust, Series 2021-02, Class D	1.550	10/15/27		3,700	3,354,936
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25		217	214,412
Series 2020-03A, Class D	1.730	07/15/26		400	386,591
Series 2022-01A, Class E, 144A	5.020	10/15/29		2,200	1,797,971
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	200	141,582
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	200	142,646

Ford Credit Auto Owner Trust, Series 2021-01, Class C, 144A	1.910	10/17/33		1,400	1,240,757
Hertz Vehicle Financing III LLC, Series 2022-01A, Class C, 144A	2.630	06/25/26		500	457,147
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		5,200	4,599,077
Series 2021-02A, Class B, 144A	2.120	12/27/27		500	439,711
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A	2.050	12/26/25		300	275,555
Series 2022-02A, Class B, 144A	2.650	06/26/28		1,000	884,857
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		728	835,875
Series 2020-02, Class F, 144A	5.763	02/25/28		800	789,913
Series 2020-02, Class R, 144A	31.355	02/25/28		560	628,137
Series 2021-01, Class E, 144A	2.365	09/25/28		203	196,156
Series 2021-01, Class F, 144A	4.280	09/25/28		600	547,155
Series 2021-02, Class D, 144A	1.138	12/26/28		785	751,457
Series 2021-02, Class E, 144A	2.280	12/26/28		564	539,146
Series 2021-03, Class E, 144A	2.102	02/26/29		451	424,803
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		4,000	3,882,767
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	853,229
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		1,417	1,384,666
Series 2022-C, Class E, 144A	11.366	12/15/32		958	958,251

Santander Bank, NA, Series 2021-01A, Class C, 144A	3.268	12/15/31		448	432,709

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220%	09/15/26		600	$586,459
Series 2020-03, Class D	1.640	11/16/26		2,400	2,317,086
Series 2021-01, Class D	1.130	11/16/26		6,200	5,904,507
Series 2022-07, Class A2	5.810	01/15/26		4,950	4,968,108
					43,661,790
Collateralized Debt Obligation 0.1%
MF1 Ltd. (Cayman Islands), Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.660(c)	02/19/37		3,900	3,793,685
Collateralized Loan Obligations 22.9%
Anchorage Capital Europe CLO DAC (Ireland), Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	3.319(c)	04/25/34	EUR	5,250	5,551,426
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	2.558(c)	11/15/31	EUR	1,487	1,586,541
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	496	512,929

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-16A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 1.270%)	6.078(c)	01/20/34		5,000	4,933,195
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.638(c)	04/15/35	EUR	8,000	8,155,312
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.952(c)	04/18/35		25,000	24,641,290
Bain Capital Euro CLO DAC (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.493(c)	01/24/33	EUR	10,000	10,702,099
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.928(c)	01/20/32		15,000	14,805,378
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	6.730(c)	05/17/31		10,000	9,575,729
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.928(c)	12/19/32		9,000	8,830,963

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2019-18A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.962%(c)	10/15/34		25,000	$24,447,412
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.795(c)	08/20/32		26,500	26,080,121
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	2.888(c)	04/15/31	EUR	7,500	7,977,722
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.796(c)	03/15/32	EUR	4,500	4,804,756
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.696(c)	03/15/32	EUR	17,450	18,260,409

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	5.762(c)	04/17/31		2,492	2,443,416
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	5.913(c)	01/25/33		30,000	29,466,624
Cathedral Lake Ltd. (Cayman Islands), Series 2021-08A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)	6.028(c)	01/20/35		9,500	9,366,387
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.988(c)	07/20/34		10,000	9,861,925
CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.338(c)	01/15/34	EUR	8,000	8,510,241
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	5.992(c)	10/17/31		9,750	9,668,100
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.979(c)	04/20/35		8,750	8,582,872
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	2,300	2,363,052
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.671(c)	05/22/32	EUR	20,000	21,379,668

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.124%(c)	10/15/29		364	$361,718
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	6.072(c)	07/15/29		179	177,698
Series 2017-06A, Class A2, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	6.242(c)	07/15/29		6,575	6,411,634
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.008(c)	10/20/34		4,000	3,928,672
Series 2021-14A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	6.558(c)	10/20/34		6,750	6,539,292

Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.306(c)	02/15/29		1,271	1,264,929
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.965(c)	01/22/31		750	742,201
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	5.802(c)	04/15/31		2,500	2,471,875
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.180%)	6.079(c)	10/20/31		5,000	4,951,067
Henley CLO DAC (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.419(c)	12/25/35	EUR	3,250	3,424,941
HPS Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	5.532(c)	02/05/31		248	246,395
ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.848(c)	04/25/31		3,491	3,451,556
Invesco Euro CLO DAC (Ireland), Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	2.938(c)	07/15/31	EUR	10,000	10,647,710
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.972(c)	01/15/31		1,250	1,240,625
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.812(c)	10/17/31		17,250	17,070,474

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	5.755%(c)	10/21/30		16,935	$16,797,627
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.935(c)	01/18/34		15,000	14,885,199
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.935(c)	04/21/31		1,334	1,317,260
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	6.325(c)	02/20/31		1,500	1,449,280
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.806(c)	10/12/30		6,470	6,404,575
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	5.912(c)	07/15/31		5,000	4,945,171
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	5.956(c)	06/20/34		13,995	13,728,416
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.854(c)	09/01/31		17,500	17,325,000

OAK Hill European Credit Partners Designated Activity Co. (Ireland), Series 2016-05A, Class ARR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.373(c)	01/21/35	EUR	9,000	9,457,504
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.902(c)	04/26/31		5,000	4,951,624
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.882(c)	01/15/33		9,500	9,307,337

OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.732(c)	07/18/31		8,500	8,496,386
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	5.872(c)	04/17/31		19,458	19,208,144
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	6.052(c)	10/30/30		923	915,492

Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A2, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.005(c)	04/15/31		13,000	12,924,726

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	5.890%(c)	02/14/34		10,000	$9,836,852
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.808(c)	10/20/31		9,000	8,877,381
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.972(c)	10/15/34		15,000	14,730,253

Providus CLO DAC (Ireland), Series 2A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.938(c)	07/15/31	EUR	5,875	6,165,233
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.988(c)	10/20/34		15,000	14,789,442
Series 2021-03A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	6.558(c)	10/20/34		8,925	8,610,495

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	5.993(c)	07/25/31		500	493,975
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.632(c)	05/07/31		3,000	2,965,499
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	5.696(c)	08/15/30		10,000	9,881,417

Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	5.928(c)	04/25/31		4,000	3,951,490
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.048(c)	07/20/30		362	357,910
Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.892(c)	01/26/31		4,526	4,478,477
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	3.279(c)	04/25/30	EUR	5,986	6,395,961
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	2.512(c)	02/20/30	EUR	19,923	21,273,398
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.982(c)	10/29/34		7,250	7,119,298

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.919%(c)	10/20/32		22,000	$21,604,733

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.032(c)	01/17/30		1,161	1,147,274
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	5.968(c)	07/20/34		15,000	14,682,862
Toro European CLO DAC (Ireland), Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.439(c)	07/25/34	EUR	13,500	14,295,900
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	6.052(c)	01/15/32		3,250	3,213,944
Series 2017-28AA, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.018(c)	10/20/34		14,500	14,147,701
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.942(c)	01/17/31		1,000	989,137
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.892(c)	07/17/31		5,000	4,942,588
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.008(c)	10/20/31		2,250	2,216,250
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	6.058(c)	01/20/32		2,750	2,718,720
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.928(c)	07/20/32		17,625	17,302,633

Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.002(c)	10/15/34		4,500	4,431,242
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	6.082(c)	04/15/30		608	601,427
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.008(c)	07/20/31		4,851	4,794,615
					704,568,202
Consumer Loans 1.5%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	700	497,378

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320%	04/21/31		600	$532,782
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28		960	939,226
Series 2021-01A, Class A, 144A	1.900	11/20/31		5,000	4,351,557
Series 2021-01A, Class B, 144A	2.470	11/20/31		200	170,774
Series 2021-01A, Class C, 144A	3.410	11/20/31		100	84,559
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32		369	364,462
Series 2020-AA, Class A, 144A	2.190	08/21/34		900	862,799
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32		627	623,340
Series 2020-02A, Class A, 144A	1.750	09/14/35		2,400	2,138,606
Series 2022-02A, Class D, 144A	6.550	10/14/34		6,870	6,678,609
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A	3.080	08/08/25		1,122	1,093,612
Series 2019-A, Class D, 144A	6.220	08/08/25		1,188	1,119,623
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		1,500	1,407,868
Series 2021-A, Class B, 144A	1.760	03/08/28		600	560,341

Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		5,523	5,480,615
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		3,300	3,037,444
SoFi Consumer Loan Program Trust, Series 2022-01S, Class A, 144A	6.210	04/15/31		15,187	15,189,504
					45,133,099
Credit Cards 0.3%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)	4.402(c)	03/15/29	GBP	1,900	2,319,054
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	5.409(c)	03/15/29		1,700	1,681,555
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)	4.232(c)	07/15/29	GBP	800	973,295

Newday Partnership Funding PLC (United Kingdom), Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	4.832(c)	11/15/28	GBP	2,840	3,492,614
					8,466,518

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loans 0.0%
Asset-Backed Funding Certificate Trust, Series 2003-AHL01, Class A1	4.184%	03/25/33		38	$36,487
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	6.006(c)	03/25/43		127	123,812
Home Equity Asset Trust, Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.586(c)	04/25/34		205	198,602
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	5.546(c)	10/25/33		1,054	1,015,722
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.526(c)	10/25/33		80	78,392
					1,453,015
Other 0.3%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	6.856(c)	04/25/23		1,820	1,772,853
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.306(c)	06/25/24		8,640	8,148,083
					9,920,936
Residential Mortgage-Backed Securities 0.3%
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month LIBOR + 0.600% (Cap 13.875%, Floor 0.600%)	5.106(c)	06/25/33		121	118,557
Countrywide Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)	4.926(c)	08/25/34		1,045	967,815
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	3.898(c)	11/25/60	EUR	2,152	2,218,824
RAMP Trust, Series 2005-EFC03, Class M5, 1 Month LIBOR + 0.640% (Cap 14.000%, Floor 0.640%)	5.466(c)	08/25/35		53	53,358

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	3.895%(c)	09/27/75	EUR	3,058	$3,117,028
Structured Asset Investment Loan Trust, Series 2003-BC02, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	5.206(c)	04/25/33		34	33,353
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1,696
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	4.918(c)	04/16/23	EUR	1,264	1,303,043
					7,813,674
Student Loans 0.1%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440	334,116
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		569	535,716
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		986	939,152
Series 2019-A, Class R, 144A	0.000	10/25/48		1,365	295,559

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	6.756(c)	11/29/24		293	292,861
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	6.756(c)	11/29/24		1,104	1,103,386
					3,500,790

Total Asset-Backed Securities (cost $860,387,912)					828,311,709
Commercial Mortgage-Backed Securities 8.6%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF02, Class A4, 144A	2.252	06/15/54		18,000	14,897,372
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60		1,000	936,342
Series 2017-BNK06, Class A4	3.254	07/15/60		230	217,749
Series 2018-BN10, Class A4	3.428	02/15/61		4,665	4,407,505
Series 2019-BN17, Class A3	3.456	04/15/52		4,200	3,932,437
Series 2019-BN18, Class A3	3.325	05/15/62		1,800	1,667,072
Series 2019-BN24, Class A2	2.707	11/15/62		3,500	3,114,165
Series 2020-BN25, Class A3	2.391	01/15/63		9,933	9,048,517
Series 2020-BN29, Class A3	1.742	11/15/53		2,000	1,627,150

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK, (cont’d.)
Series 2021-BN33, Class A4	2.270%	05/15/64	10,400	$8,822,599

Barclays Commercial Mortgage Securities Trust, Series 2019-C05, Class A3	2.805	11/15/52	6,100	5,468,061
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	7,425	6,934,207
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	750,493
Series 2019-B10, Class A3	3.455	03/15/62	3,100	2,906,621
Series 2020-B17, Class A4	2.042	03/15/53	3,400	2,860,636
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,637,393
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	3,811,354
Series 2021-B26, Class A4	2.295	06/15/54	10,600	9,000,415
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.114%)	6.593(c)	10/15/36	1,785	1,744,658
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.414%)	6.893(c)	10/15/36	6,545	6,368,598
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month LIBOR + 1.949% (Cap N/A, Floor 1.949%)	6.408(c)	10/15/36	11,000	10,260,802
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.178(c)	01/15/39	13,400	12,561,152
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.178(c)	01/15/39	5,700	5,400,265
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	553	518,754
Series 2017-CD05, Class A3	3.171	08/15/50	800	745,417
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,534,909

CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,640	1,540,438
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	54	53,221
Series 2016-C02, Class A3	2.575	08/10/49	2,898	2,698,980
Series 2017-C04, Class A3	3.209	10/12/50	1,150	1,078,548
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	172,395
Series 2018-C06, Class A3	4.145	11/10/51	4,300	4,166,112
Series 2019-GC43, Class A3	2.782	11/10/52	10,000	8,859,879
Series 2019-SMRT, Class D, 144A	4.745(cc)	01/10/36	400	388,619
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	300	288,081
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	100	95,277

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.766%)	7.225%(c)	11/15/37	2,212	$2,156,315
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.024(cc)	02/10/47	157,461	23,194
Series 2016-COR01, Class A3	2.826	10/10/49	693	649,955
Series 2017-COR02, Class A2	3.239	09/10/50	1,468	1,380,376

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	6.609(c)	05/15/36	3,300	3,241,903
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,261,605
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3 (original cost $1,918,987; purchased 08/08/18)(f)	3.959	08/15/51	1,900	1,822,914
Series 2019-C15, Class A3	3.779	03/15/52	6,000	5,647,970

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	200	167,273
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	400	371,396
Series 2017-C06, Class A4	3.071	06/10/50	600	561,956

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	250	226,500
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0069, Class X1, IO	0.349(cc)	09/25/27	6,480	93,310
Series K0090, Class X1, IO	0.707(cc)	02/25/29	99,627	3,633,623
Series K0093, Class X1, IO	0.952(cc)	05/25/29	13,091	623,203
Series K0097, Class X1, IO	1.091(cc)	07/25/29	17,925	1,020,583
Series K0101, Class X1, IO	0.835(cc)	10/25/29	18,957	851,669
Series K0122, Class X1, IO	0.881(cc)	11/25/30	37,561	1,969,918
Series K0735, Class X1, IO	0.957(cc)	05/25/26	8,399	213,206
Series K1513, Class X1, IO	0.860(cc)	08/25/34	30,812	1,972,675
Series Q001, Class XA, IO	2.115(cc)	02/25/32	13,639	1,418,943

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	6.684(c)	08/01/23	8,500	8,267,203
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.472(cc)	04/10/47	15,000	65,964
Series 2017-GS06, Class A2	3.164	05/10/50	669	628,837
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,103,782
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,311,345
Series 2019-GC38, Class A3	3.703	02/10/52	6,400	6,017,540

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478%	06/15/34		140	$134,324
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47		1,400	1,359,452
Series 2015-C29, Class A4	3.611	05/15/48		1,890	1,814,439
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50		3,135	2,978,617
Series 2017-C07, Class A4	3.147	10/15/50		1,100	1,026,003

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		10,600	7,808,512
MHP, Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)	7.089(c)	01/15/27		3,109	2,938,018
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988	02/15/48		644	616,284
Series 2016-C29, Class A3	3.058	05/15/49		2,536	2,408,879
Series 2016-C30, Class A4	2.600	09/15/49		6,286	5,766,017
Series 2017-C33, Class A4	3.337	05/15/50		1,200	1,132,583
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48		3,939	3,776,771
Series 2017-H01, Class A4	3.259	06/15/50		1,100	1,029,311
Series 2017-HR02, Class A3	3.330	12/15/50		1,983	1,848,390
Series 2018-H04, Class A3	4.043	12/15/51		1,500	1,442,577
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,451,745
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		800	674,118
Series 2021-L07, Class A4	2.322	10/15/54		11,000	9,053,158

Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	4,271,333
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.619% (Cap 6.500%, Floor 1.500%)	5.062(c)	01/23/29	GBP	2,000	2,364,453
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		472	440,268
Series 2017-C07, Class A3	3.418	12/15/50		1,950	1,829,942
Series 2018-C08, Class A3	3.720	02/15/51		2,165	2,048,063
Series 2018-C10, Class A3	4.048	05/15/51		1,400	1,342,087
Series 2018-C14, Class A3	4.180	12/15/51		2,720	2,623,506
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,329	1,246,764
Series 2017-C39, Class A4	3.157	09/15/50		1,400	1,306,608
Series 2017-C40, Class A3	3.317	10/15/50		350	328,802
Series 2017-RB01, Class A4	3.374	03/15/50		632	596,105

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2018-C43, Class XB, IO	0.321%(cc)	03/15/51	51,500	$794,583
Series 2018-C46, Class XB, IO	0.376(cc)	08/15/51	104,789	1,886,841
Series 2020-C56, Class A4	2.194	06/15/53	3,300	2,801,748
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	8.959(c)	05/15/31	7,000	6,254,908

Total Commercial Mortgage-Backed Securities (cost $295,255,938)				266,614,560
Corporate Bonds 28.2%
Aerospace & Defense 1.0%
Boeing Co. (The),
Sr. Unsec’d. Notes	1.433	02/04/24	11,940	11,508,065
Sr. Unsec’d. Notes	3.625	02/01/31	3,940	3,610,552
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	2,175	2,166,844
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	1,453	1,453,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	325	323,781
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	10,475	10,475,000
				29,537,242
Airlines 0.2%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	3,030	3,062,675
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	94	87,654
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	2,370	2,251,305
				5,401,634
Auto Manufacturers 0.7%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	575	496,055
Sr. Unsec’d. Notes	6.950	03/06/26	1,275	1,304,013

General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	3,755	3,929,884
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	5,782,949
Sr. Unsec’d. Notes, SOFR + 1.200%(a)	5.361(c)	11/17/23	8,310	8,305,571

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	3.500%(cc)	10/24/25	3,500	$3,395,784
				23,214,256
Auto Parts & Equipment 0.0%
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	1,700	1,666,000
Banks 7.3%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875	01/11/29	1,250	1,181,094
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.849	03/25/26	600	540,141
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	5.926(c)	04/12/23	200	199,969
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	2,485	2,057,879
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	8,630	7,378,666
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,350,571
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	501,031
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,346,314
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	1,615	1,375,581
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,209,746
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	135	134,787
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	648,968
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,248,194
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	8,620	7,267,641
Sub. Notes, MTN	4.450	03/03/26	6,500	6,442,558
Sub. Notes, Series L, MTN	3.950	04/21/25	300	294,954

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	116,854
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	194,177
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,400	1,371,544
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	4,255	3,666,426
Sr. Unsec’d. Notes, 144A	2.591(ff)	01/20/28	475	429,468
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32	4,415	3,689,348
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	350	339,884

BPCE SA (France), Sr. Unsec’d. Notes, 144A, MTN	5.975(ff)	01/18/27	10,000	10,121,157

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes	3.875%(ff)	02/18/26(oo)	6,615	$6,038,093
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	2,125	2,034,432
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,155	1,055,631
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,237,436
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	810	697,037
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,363,469
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	990	927,886
Sr. Unsec’d. Notes	4.910(ff)	05/24/33	3,840	3,787,637
Sub. Notes	4.125	07/25/28	1,260	1,208,409
Sub. Notes	4.400	06/10/25	210	208,448
Sub. Notes	4.450	09/29/27	6,500	6,378,707
Sub. Notes	4.600	03/09/26	165	164,007

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	3,510	2,660,119
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.961(ff)	11/26/25	2,655	2,568,050
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	1,000	988,102
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	1,915,234

Development Bank of Mongolia LLC (Mongolia), Sr. Unsec’d. Notes	7.250	10/23/23	2,800	2,702,000
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625	10/16/24	500	476,059
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23	750	741,225
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	3,095	2,761,173
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	9,335	7,646,287
Sr. Unsec’d. Notes	3.102(ff)	02/24/33	5,945	5,093,027
Sr. Unsec’d. Notes	3.500	01/23/25	515	501,768
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	259,764
Sr. Unsec’d. Notes	3.850	01/26/27	800	773,861
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,037,097
Sr. Unsec’d. Notes, EMTN	4.100(cc)	05/31/24	2,244	2,218,831
Sub. Notes	5.150	05/22/45	125	123,743

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	600	589,208
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,515	1,468,687
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,260	2,119,459
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	4,510	4,136,706
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	6,015	5,211,774

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	2.545%(ff)	11/08/32	6,175	$5,128,214
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	6,395	5,387,376
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	2,690	2,305,871
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	351,380
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,326,994
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	845	730,516
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,486,129
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	6,751,535
Sub. Notes	3.875	09/10/24	310	305,318
Sub. Notes	4.250	10/01/27	215	212,354

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	800	759,687
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.309(ff)	07/20/32	6,285	5,088,965
Sr. Unsec’d. Notes	2.801	07/18/24	1,930	1,870,873
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	7,920	6,428,597
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	390	389,645
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,068,809
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,119,600
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	2,605,243
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,104,947
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	1,680	1,388,110
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	3,875	3,303,571
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	606,026
Sub. Notes, GMTN	4.350	09/08/26	5,505	5,408,688

PNC Bank NA, Sub. Notes	4.050	07/26/28	350	338,295
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	2.226(ff)	01/21/26	7,500	7,016,642
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	9.254(c)	09/30/24	13,350	12,980,015
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	4.488(ff)	05/12/26	1,635	1,608,666
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	5.707(c)	05/12/26	5,085	5,132,097

UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	1,180	1,069,203

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068%(ff)	04/30/41		3,050	$2,383,174
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		2,575	2,223,583
					224,080,441
Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.000	01/15/52		3,130	2,163,801
Baxalta, Inc., Gtd. Notes	4.000	06/23/25		925	907,829
					3,071,630
Building Materials 0.1%
JELD-WEN, Inc., Gtd. Notes, 144A(a)	4.875	12/15/27		2,239	1,827,197
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28		2,000	1,873,414
					3,700,611
Chemicals 0.6%
Ashland Services BV, Gtd. Notes	2.000	01/30/28	EUR	3,900	3,705,129
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	1.125	09/22/24	EUR	1,400	1,422,128
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24		1,800	1,766,250
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25		4,435	4,180,863
Sasol Financing USA LLC (South Africa),
Gtd. Notes(a)	4.375	09/18/26		1,020	937,793
Gtd. Notes	5.875	03/27/24		3,060	3,017,007
Gtd. Notes	6.500	09/27/28		600	578,642

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		85	82,568
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27		226	231,640

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Westlake Corp., Sr. Unsec’d. Notes	2.875%	08/15/41		1,650	$1,163,202
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	5.625	10/01/24		1,250	1,243,642
					18,328,864
Commercial Services 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	6.625	07/15/26		1,125	1,083,251
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		1,800	1,446,923
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		1,353	1,292,520
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,000	860,000
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,925	1,641,062
Brink’s Co. (The),
Gtd. Notes, 144A(a)	4.625	10/15/27		2,696	2,528,916
Gtd. Notes, 144A	5.500	07/15/25		1,000	987,678

Central Nippon Expressway Co. Ltd. (Japan), Sr. Unsec’d. Notes	0.886	09/29/25		1,000	901,133
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	736,259
Nexi SpA (Italy), Sr. Unsec’d. Notes(a)	2.125	04/30/29	EUR	5,890	5,095,693
United Rentals North America, Inc., Gtd. Notes	5.500	05/15/27		320	318,047
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48		400	334,206
					17,225,688
Computers 0.1%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,180	2,142,634
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25		1,967	1,986,235
					4,128,869

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.2%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875%	12/15/28		5,694	$5,021,881
Diversified Financial Services 0.7%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		2,925	2,647,499
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150	07/24/24		2,000	1,953,925
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750	11/02/27		250	235,631
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	6.729(c)	05/31/25		9,300	8,928,000
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27		425	395,068
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		800	673,502
Gtd. Notes(a)	6.125	03/15/24		1,775	1,760,563
Gtd. Notes	8.250	10/01/23		4,500	4,566,904
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	204,870
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	1,460	1,280,505
					22,646,467
Electric 1.7%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26		494	478,656
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,300	1,129,819
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,950	1,670,956

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29		3,011	2,763,157
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56		25	21,750
ContourGlobal Power Holdings SA (Spain), Sr. Sec’d. Notes	4.125	08/01/25	EUR	1,900	2,077,320
Edison International, Sr. Unsec’d. Notes	4.700	08/15/25		10,000	9,867,324
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	7.125	02/11/25		475	453,269

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25		125	$122,434
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	6.270	01/03/26		85	89,602
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27		670	766,682
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29		375	474,112
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24		565	590,193
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		320	305,460
Sr. Sec’d. Notes, 144A, Series 6	5.000	11/12/24		2,000	1,990,000

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24		425	419,697
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30		1,640	1,513,037
NRG Energy, Inc.,
Gtd. Notes(a)	5.750	01/15/28		5,500	5,252,697
Gtd. Notes	6.625	01/15/27		858	858,722
Gtd. Notes, 144A	5.250	06/15/29		625	564,282

PacifiCorp, First Mortgage	3.300	03/15/51		300	232,669
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes	2.875	10/25/25	EUR	1,000	1,051,682
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48		580	487,897
Southern Co. (The), Jr. Sub. Notes	5.113	08/01/27		1,875	1,902,362
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50		2,350	1,904,308
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		1,425	1,341,442
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,125	5,019,862
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29		1,200	1,056,257
Gtd. Notes, 144A(a)	5.000	07/31/27		3,291	3,095,520
Gtd. Notes, 144A	5.500	09/01/26		925	901,139
Gtd. Notes, 144A(a)	5.625	02/15/27		3,700	3,585,393
					51,987,700

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125%	06/15/25		2,250	$2,285,791
Gtd. Notes, 144A(a)	7.250	06/15/28		3,000	3,085,539
					5,371,330
Engineering & Construction 0.2%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	3,216,395
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	2,400	2,112,098
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	173,850
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		620	598,416
					6,100,759
Entertainment 0.9%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		542	272,907
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25		3,992	3,977,055
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750% (original cost $407,096; purchased 04/03/19 - 10/31/22)(f)	12.750	11/30/27(d)	EUR	368	199,621
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000% (original cost $1,221,065; purchased 07/24/20 - 09/30/22)(f)	11.000	09/30/26(d)	EUR	1,066	1,036,152

Codere New Holdco SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500% (original cost $587,577; purchased 11/19/21 - 10/31/22)(f)	7.500	11/30/27(d)	EUR	449	238,224
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,075	1,081,510
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26		3,040	2,882,771
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		4,250	3,994,038

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Scientific Games International, Inc., Gtd. Notes, 144A	8.625%	07/01/25		1,275	$1,307,595
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		2,745	2,343,655
Gtd. Notes, 144A	5.141	03/15/52		2,535	2,105,785
Gtd. Notes, 144A	5.391	03/15/62		1,270	1,057,086

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25		6,054	6,074,521
					26,570,920
Foods 1.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	02/15/23		2,900	2,896,577
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		2,000	1,825,593
Gtd. Notes(a)	5.250	09/15/27		3,300	2,667,600

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	7,100	7,199,081
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,200	2,848,574
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25		3,450	3,385,925
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46		1,575	1,376,282
Gtd. Notes	4.625	10/01/39		1,415	1,301,616

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	4,200	4,010,856
Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)	5.875	09/30/27		3,700	3,669,860
US Foods, Inc., Sr. Sec’d. Notes, 144A	6.250	04/15/25		2,000	2,002,595
					33,184,559
Forest Products & Paper 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500	08/01/24		2,295	2,267,460

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625%	05/20/24		1,475	$1,453,112
Sr. Unsec’d. Notes	5.750	05/20/27		1,420	1,338,260
Sr. Unsec’d. Notes	5.875	08/20/26		2,000	1,931,842
					4,723,214
Healthcare-Products 0.1%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	100	94,830
Gtd. Notes	2.250	03/07/39	EUR	300	262,166

Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	441,774
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	800	615,056
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	550	391,803
					1,805,629
Healthcare-Services 0.6%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,127,408
Elevance Health, Inc., Sr. Unsec’d. Notes	3.600	03/15/51		2,590	2,088,584
HCA, Inc., Gtd. Notes	5.375	02/01/25		275	276,063
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		800	700,973
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29	EUR	6,817	6,214,532
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,133,736

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27		3,025	2,644,605
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26		3,000	2,627,775
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28		1,100	1,024,439
Sr. Sec’d. Notes	4.625	07/15/24		680	670,754
Sr. Sec’d. Notes	4.875	01/01/26		725	705,984
					19,214,853

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 0.8%
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875%	10/15/27	2,050	$1,849,848
Gtd. Notes	7.250	10/15/29	1,350	1,247,548

Century Communities, Inc., Gtd. Notes	6.750	06/01/27	4,400	4,355,205
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	6,260	5,665,300
Lennar Corp., Gtd. Notes	5.250	06/01/26	3,000	3,035,395
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	884	816,270
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.250	12/15/27	3,000	2,745,000
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	750	753,467
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	1,325	1,303,319
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	3,000	2,823,539
				24,594,891
Insurance 0.0%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	135	133,828
Markel Corp., Sr. Unsec’d. Notes	4.150	09/17/50	505	417,096
				550,924
Internet 0.3%
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	5,000	4,902,619
Meta Platforms, Inc., Sr. Unsec’d. Notes	4.650	08/15/62	4,240	3,727,564
				8,630,183

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Iron/Steel 0.4%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450%	04/15/30		5,365	$4,943,559
thyssenkrupp AG (Germany), Sr. Unsec’d. Notes, EMTN	1.875	03/06/23	EUR	6,370	6,897,168
					11,840,727
Lodging 0.2%
MGM Resorts International,
Gtd. Notes	4.625	09/01/26		935	881,008
Gtd. Notes	5.750	06/15/25		150	148,032
Gtd. Notes(a)	6.750	05/01/25		5,500	5,534,870

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.625	08/08/25		300	295,875
					6,859,785
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		525	536,296
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(a)	10.125	08/01/24		1,775	1,725,138
					2,261,434
Media 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.000	03/01/23		2,826	2,825,939
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		3,400	3,341,676
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47		85	72,452
Sr. Sec’d. Notes	6.384	10/23/35		3,075	3,132,937
Sr. Sec’d. Notes	6.484	10/23/45		95	93,222

Comcast Corp., Gtd. Notes	4.250	10/15/30		335	331,365
CSC Holdings LLC, Gtd. Notes, 144A	5.500	04/15/27		9,497	8,360,771
Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A (original cost $3,074,190; purchased 09/09/19 - 08/30/22)(f)	5.375	08/15/26		8,190	596,948

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

DISH DBS Corp., Gtd. Notes	7.750%	07/01/26		4,500	$3,650,518
DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		1,725	1,789,018
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26		479	439,162
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,400	3,331,152
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375	06/15/24		4,940	4,902,950
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	2,100	2,064,116
Sr. Sec’d. Notes	4.250	01/15/30	GBP	1,800	1,791,827

Ziggo BV (Netherlands), Sr. Sec’d. Notes	2.875	01/15/30	EUR	4,120	3,658,161
					40,382,214
Mining 0.2%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24		1,575	1,560,234
Gtd. Notes, 144A(a)	7.500	04/01/25		2,925	2,881,271

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		1,230	1,165,560
Novelis Corp., Gtd. Notes, 144A(a)	3.250	11/15/26		2,150	1,946,569
					7,553,634
Miscellaneous Manufacturing 0.2%
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31		6,825	5,799,250
Multi-National 0.3%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.820	06/16/28		3,000	3,262,504
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	3.750	11/23/23		1,000	985,500

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)
Inter-American Development Bank (Supranational Bank),
Notes	6.800%	10/15/25	500	$533,322
Sr. Unsec’d. Notes	7.000	06/15/25	1,000	1,061,437
Unsec’d. Notes	6.950	08/01/26	500	545,717
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	2,078,623
				8,467,103
Office/Business Equipment 0.3%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	2,545	2,290,864
Gtd. Notes	4.125	05/01/25	3,056	2,959,335
Gtd. Notes	5.500	12/01/24	4,000	3,995,467
				9,245,666
Oil & Gas 2.4%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,575	1,567,366
Aker BP ASA (Norway),
Gtd. Notes, 144A	2.000	07/15/26	8,375	7,575,754
Gtd. Notes, 144A	3.100	07/15/31	1,585	1,340,798
Sr. Unsec’d. Notes, 144A	2.875	01/15/26	3,755	3,541,744
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	100	95,661
Gtd. Notes, 144A	9.000	11/01/27	641	793,681

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	1,332	1,282,672
Chesapeake Energy Corp., Gtd. Notes, 144A(a)	5.500	02/01/26	3,825	3,714,268
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,675	1,661,604
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.875	09/18/23	4,258	4,247,355
Sr. Unsec’d. Notes	6.875	04/29/30	1,545	1,440,295

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	1,375	1,358,119
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24	2,390	2,327,263
Sr. Sec’d. Notes, 144A	4.875	03/30/26	1,063	995,765
Sr. Sec’d. Notes, 144A	5.375	03/30/28	1,900	1,742,300

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	1.450%	03/06/23(d)	CHF	2,500	$2,198,252
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	2,000	1,725,990
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25		200	195,770
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	185,625

MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		350	357,963
Occidental Petroleum Corp., Sr. Unsec’d. Notes	7.500	05/01/31		250	278,055
Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27		4,625	4,424,275
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	1,575	1,705,453
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,400	1,695,030
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	100	91,681
Gtd. Notes	5.350	02/12/28		395	343,650
Gtd. Notes	6.490	01/23/27		3,045	2,848,445
Gtd. Notes	6.500	03/13/27		2,778	2,617,640
Gtd. Notes	6.500	01/23/29		300	270,915
Gtd. Notes, EMTN	3.750	02/21/24	EUR	2,000	2,144,132
Gtd. Notes, EMTN	3.750	11/16/25	GBP	853	955,858
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,280	1,216,564
Gtd. Notes, EMTN	5.125	03/15/23	EUR	800	869,633
Gtd. Notes, MTN	4.625	09/21/23		1,882	1,859,040
Gtd. Notes, MTN	6.750	09/21/47		452	312,445
Gtd. Notes, MTN	6.875	08/04/26		1,440	1,401,257
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26		2,312	2,071,119
Sr. Unsec’d. Notes, 144A	3.125	07/12/41		1,310	1,035,146

Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		1,220	1,216,035
Valero Energy Corp., Sr. Unsec’d. Notes(a)	2.150	09/15/27		1,420	1,277,885
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27		6,960	6,695,599
					73,678,102

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 0.0%
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	6.125%	02/01/28	450	$454,193
Pharmaceuticals 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25	95	93,226
Sr. Unsec’d. Notes	4.050	11/21/39	9,395	8,466,319
Sr. Unsec’d. Notes	4.500	05/14/35	150	146,871
Sr. Unsec’d. Notes	4.550	03/15/35	165	162,012
Sr. Unsec’d. Notes	4.850	06/15/44	1,115	1,084,635

Bausch Health Americas, Inc., Gtd. Notes, 144A(a)	8.500	01/31/27	5,957	3,141,565
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	975	434,994
Gtd. Notes, 144A	5.250	02/15/31	25	11,375
Gtd. Notes, 144A	7.000	01/15/28	200	91,000

Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	4.250	12/15/25	1,300	1,277,551
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.125	06/15/39	475	446,777
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.200	03/15/23	1,215	1,212,258
Cigna Corp.,
Gtd. Notes	4.375	10/15/28	1,630	1,616,410
Sr. Unsec’d. Notes	3.200	03/15/40	1,040	831,357

CVS Health Corp., Sr. Unsec’d. Notes	2.700	08/21/40	1,960	1,417,246
Mylan, Inc., Gtd. Notes	4.550	04/15/28	1,240	1,195,650
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	1,650	1,339,755
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40	1,300	1,015,628
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	2,095	1,751,337
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	5,105	3,724,888
Gtd. Notes	4.000	06/22/50	1,820	1,261,861
				30,722,715

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750%	03/01/27	3,125	$3,030,488
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,181,904
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	3,490	3,290,181
Sr. Unsec’d. Notes	5.000	05/15/50	695	607,832
Sr. Unsec’d. Notes	5.300	04/15/47	110	99,682
Sr. Unsec’d. Notes	6.250	04/15/49	320	324,966
Enterprise Products Operating LLC,
Gtd. Notes	3.900	02/15/24	250	247,367
Gtd. Notes	3.950	01/31/60	2,510	1,991,754

Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	1,255	869,961
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	20	18,469
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	6,100	4,940,602
Gtd. Notes	4.950	07/13/47	385	336,652

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	7.500	10/01/25	2,225	2,258,803
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	225	220,289
Sr. Unsec’d. Notes	4.300	03/04/24	325	322,277
Sr. Unsec’d. Notes	4.500	11/15/23	345	343,655
Sr. Unsec’d. Notes	5.300	08/15/52	2,040	1,971,941
				22,056,823
Real Estate 0.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	4,000	3,600,907
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	2,675	2,641,748
				6,242,655
Real Estate Investment Trusts (REITs) 0.7%
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	4,187	4,109,031
Sr. Unsec’d. Notes	4.750	05/01/24	4,500	3,906,827

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	0.993%	10/15/26	EUR	1,725	$1,393,203
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A(a)	7.500	06/01/25		2,725	2,763,094
Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	3.625	07/15/26		3,250	2,916,876
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		6,500	6,413,637
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		575	544,289
Gtd. Notes, 144A	4.625	06/15/25		610	591,092
Gtd. Notes, 144A	4.625	12/01/29		485	452,296
					23,090,345
Retail 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,650	1,508,067
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		1,950	1,907,956
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	200	193,091
Sr. Sec’d. Notes	6.250	10/30/25	EUR	3,650	3,536,855

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	4.375	01/27/25		2,628	2,555,402
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		3,650	3,613,470
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		1,270	1,229,113
					14,543,954
Semiconductors 0.2%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		3,829	2,972,469
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		3,645	2,786,408
					5,758,877

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software 0.0%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500%	11/01/26		1,000	$948,750
Telecommunications 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		74	59,781
Sr. Unsec’d. Notes	3.500	09/15/53		2,711	2,004,770
Sr. Unsec’d. Notes	3.650	09/15/59		1,302	953,955
Sr. Unsec’d. Notes	4.300	02/15/30		350	341,422
Sr. Unsec’d. Notes	4.500	05/15/35		70	66,516
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A (original cost $1,023,750; purchased 02/12/21)(f)	8.750	05/25/24		975	837,464
Sr. Sec’d. Notes, 144A (original cost $2,100,000; purchased 01/14/21)(f)	8.750	05/25/24		2,000	1,719,125

Digicel Ltd. (Jamaica), Gtd. Notes, 144A (original cost $2,902,013; purchased 09/11/20 - 10/26/21)(f)	6.750	03/01/23		3,745	1,454,230
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26		600	566,694
Sr. Sec’d. Notes, 144A	7.000	10/15/28		550	516,549
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		3,020	3
Gtd. Notes, 144A^	8.500	10/15/24(d)		125	—
Gtd. Notes, 144A^(a)	9.750	07/15/25(d)		125	—

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		325	281,490
Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,550	10,498,992
Sprint LLC, Gtd. Notes	7.625	02/15/25		10,000	10,379,200
T-Mobile USA, Inc.,
Gtd. Notes	2.250	11/15/31		2,925	2,396,127
Gtd. Notes	3.000	02/15/41		2,755	2,053,008
Gtd. Notes	3.875	04/15/30		2,020	1,891,684
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.100	03/22/28		3,720	3,319,542
Sr. Unsec’d. Notes	2.650	11/20/40		4,085	2,953,258

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	4.000%	03/01/27	1,400	$1,112,752
				43,406,562
Toys/Games/Hobbies 0.0%
Mattel, Inc., Gtd. Notes, 144A(a)	3.375	04/01/26	1,100	1,028,956
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.050	03/01/41	790	808,750
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32	1,245	1,089,450
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34	93	90,867
				1,989,067
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.400	07/01/27	8,295	8,090,219

Total Corporate Bonds (cost $967,783,410)				867,447,036
Floating Rate and other Loans 1.2%
Airlines 0.1%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	8.568(c)	04/21/28	1,702	1,697,595
Commercial Services 0.0%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 4.000%	8.517(c)	08/12/28	484	483,514

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Computers 0.2%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.184%(c)	03/01/29	3,557	$3,325,912
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	8.320(c)	02/01/28	2,315	2,298,121
				5,624,033
Insurance 0.1%
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	7.570(c)	11/03/24	950	939,117
New B-9 Term Loan, 1 Month LIBOR + 3.250%	7.820(c)	07/31/27	688	647,345
				1,586,462
Media 0.2%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	8.822(c)	01/15/28	687	660,469
September 2019 Term Loan, 1 Month LIBOR + 2.500%	6.959(c)	04/15/27	3,748	3,468,990
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	12.775(c)	05/25/26	307	276,650
Second Lien Term loan, 1 Month SOFR + 3.400%	8.025(c)	08/24/26	5,140	424,088

iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	7.570(c)	05/01/26	627	617,243
				5,447,440
Metal Fabricate/Hardware 0.1%
Tank Holding Corp., Term Loan, 1 Month SOFR + 5.850%^	10.411(c)	03/31/28	3,657	3,473,772
Oil & Gas 0.0%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	13.815(c)	11/01/25	1,317	1,396,020
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month LIBOR + 2.250%	6.820(c)	04/23/26	985	963,722

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and other Loans (Continued)
Retail 0.2%
EG Group Ltd. (United Kingdom), Additional Second Lien Loan Facility, 6 Month EURIBOR + 7.000%	9.752%(c)	04/30/27	EUR	7,000	$6,582,694
Telecommunications 0.3%
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	6.820(c)	03/15/27		671	647,567
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	7.797(c)	05/27/24		2,571	2,170,142
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, 6 Month SOFR + 4.500%	7.445(c)	02/01/29		6,067	5,964,542
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.250%	8.075(c)	10/10/24		143	133,910
Initial Term B Loan, 3 Month LIBOR + 4.000%	8.825(c)	10/10/24		214	200,045
					9,116,206

Total Floating Rate and other Loans (cost $40,236,701)					36,371,458
Municipal Bonds 0.7%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		25	23,335
Taxable, Revenue Bonds, Series J	4.131	05/15/45		25	23,183
					46,518
Michigan 0.2%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122		3,520	2,878,766
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122		4,600	4,119,731
					6,998,497
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40		100	130,492

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico 0.5%
Commonwealth of Puerto Rico, General Obligation, Sub-Series C	0.000%(cc)	11/01/43	28,047	$12,387,390
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1	5.000	07/01/58	2,135	2,103,509
				14,490,899
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	104,771

Total Municipal Bonds (cost $25,565,092)				21,771,177
Residential Mortgage-Backed Securities 3.9%
Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	6.356(c)	10/25/28	49	49,154
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	6.106(c)	07/25/29	462	461,507
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	8.206(c)	10/25/30	445	449,177
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	8.106(c)	06/25/30	350	351,397
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.710(c)	09/25/31	500	479,569
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.460(c)	01/26/32	1,310	1,265,620
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.010(c)	01/26/32	3,240	3,016,344

BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	6.245(c)	09/12/26	3,542	3,524,616
Central Park Funding Trust, Series 2021-03, Class PT, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)	7.005(c)	03/01/23	5,986	5,937,391
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	3.632(cc)	09/25/47	25	22,430
Series 2022-A, Class A1, 144A	6.170	09/25/62	2,698	2,661,797

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)	8.856%(c)	04/25/31	1,399	$1,440,883
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	6.656(c)	09/25/31	187	187,289
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	6.606(c)	10/25/39	86	85,562
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	6.556(c)	01/25/40	542	541,572
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.560(c)	03/25/42	860	904,050
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.560(c)	03/25/42	340	344,026

Credit Suisse Mortgage Trust, Series 2020-RPL05, Class A1, 144A	3.023(cc)	08/25/60	586	570,536
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.206(c)	11/25/28	516	515,593
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	6.306(c)	04/25/29	373	372,569
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	7.806(c)	04/25/29	3,391	3,406,612
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.460(c)	10/25/33	549	548,599
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.010(c)	10/25/33	2,045	2,042,778
Fannie Mae REMIC,
Series 2012-132, Class KI, IO	3.000	12/25/32	2,387	233,290
Series 2012-144, Class EI, IO	3.000	01/25/28	2,102	108,996
Series 2012-148, Class IC, IO	3.000	01/25/28	3,102	152,876
Series 2013-13, Class IK, IO	2.500	03/25/28	1,501	66,070
Series 2013-49, Class AI, IO	3.000	05/25/33	1,863	174,920
Series 2015-59, Class CI, IO	3.500	08/25/30	1,944	100,537
Series 2016-20, Class DI, IO	3.500	04/25/31	2,644	250,642
Series 2018-24, Class BH	3.500	04/25/48	237	224,534
Series 2018-25, Class AG	3.500	04/25/47	868	842,048
Series 2018-57, Class QV	3.500	11/25/29	1,518	1,471,877
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.310(c)	11/25/50	1,630	1,593,338

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk Debt Notes, (cont’d.)
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	6.910%(c)	11/25/50	4,627	$4,672,904
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.710(c)	08/25/33	8,290	7,896,805
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	6.356(c)	02/25/50	804	801,981
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	9.606(c)	06/25/50	260	271,773
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	10.506(c)	08/25/50	2,534	2,708,904
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	9.110(c)	10/25/50	1,180	1,227,967
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.110(c)	10/25/50	337	340,625
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	7.606(c)	03/25/50	57	58,558
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	9.756(c)	09/25/50	549	577,975
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	6.960(c)	01/25/51	960	890,523
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.810(c)	10/25/33	100	95,439
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	7.360(c)	01/25/34	1,370	1,304,962
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.960(c)	01/25/34	714	706,201
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.710(c)	10/25/41	2,530	2,416,150
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.310(c)	08/25/33	200	173,028
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	6.560(c)	08/25/33	8,400	8,167,473

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.660%(c)	09/25/41	810	$728,180
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.410(c)	09/25/41	3,080	2,760,646
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.660(c)	12/25/41	2,600	2,327,153
Freddie Mac REMIC,
Series 4012, Class MJ	3.500	11/15/40	525	514,512
Series 4046, Class PI, IO	3.000	05/15/27	1,395	63,845
Series 4060, Class IO, IO	3.000	06/15/27	651	27,708
Series 4073, Class EI, IO	3.000	02/15/27	2,210	51,340
Series 4131, Class BI, IO	2.500	11/15/27	2,754	116,867
Series 4146, Class KI, IO	3.000	12/15/32	2,371	233,767
Series 4153, Class IO, IO	3.000	01/15/28	3,646	160,707
Series 4172, Class KI, IO	3.000	10/15/32	3,615	286,962
Series 4182, Class EI, IO	2.500	03/15/28	2,075	96,906
Series 4186, Class JI, IO	3.000	03/15/33	8,203	701,225
Series 4314, Class PD	3.750	07/15/43	792	776,349
Series 4574, Class AI, IO	3.000	04/15/31	1,653	138,806
Series 4631, Class GP	3.500	03/15/46	1,670	1,616,993

GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49	7,194	6,681,760
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43	843	152,747
Series 2014-116, Class IT, IO	4.000	08/20/44	1,045	152,020
Series 2016-164, Class IG, IO	4.000	12/20/46	1,501	250,358
Series 2017-045, Class QA	3.000	11/20/42	2,100	2,030,964
Series 2018-05, Class IB, IO	4.000	01/20/48	676	128,105
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	6.156(c)	05/25/29	218	217,981
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	8.656(c)	10/25/30	117	117,533
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.910(c)	01/25/34	1,235	1,219,170
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.110(c)	01/25/34	1,925	1,881,405
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	6.858(cc)	09/25/59	4,980	4,981,231

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Legacy Mortgage Asset Trust, (cont’d.)
Series 2020-GS01, Class A1, 144A	5.882%(cc)	10/25/59	2,474	$2,469,909
Series 2020-SL01, Class A, 144A	2.734	01/25/60	486	475,150
Series 2021-SL01, Class A, 144A	1.991(cc)	09/25/60	909	873,652
Series 2021-SL02, Class A, 144A	1.875	10/25/68	323	292,260

Loan Revolving Advance Investment Trust, Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	7.204(c)	06/30/23	548	541,944
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	251	242,577
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.256(c)	01/25/48	350	342,326
Oaktown Re II Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.056(c)	07/25/28	136	136,270
Oaktown Re V Ltd., Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	8.106(c)	10/25/30	11	10,623
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.210(c)	04/25/34	2,400	2,244,549
PMT Credit Risk Transfer Trust, Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	7.417(c)	02/27/24	6,697	6,485,997
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.356(c)	02/25/23	1,310	1,286,359
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	7.156(c)	08/25/25	800	772,287
Radnor Re Ltd.,
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	7.206(c)	03/25/28	1,272	1,273,041
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	6.256(c)	06/25/29	158	157,523
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.456(c)	01/25/30	64	64,072
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	5.956(c)	01/25/30	2,200	2,184,797
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.160(c)	11/25/31	1,557	1,539,882

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Radnor Re Ltd., (cont’d.)
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.010%(c)	11/25/31		2,400	$2,357,073

Retiro Mortgage Securities DAC (Spain), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	4.468(c)	07/30/75	EUR	1,647	1,698,560
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	4.389(cc)	12/25/34		111	102,898

Total Residential Mortgage-Backed Securities (cost $123,999,910)					120,676,456
Sovereign Bonds 2.0%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		3,200	3,138,600
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A(a)	2.375	08/20/30		1,005	855,695
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		827	820,225
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		4,800	4,692,900
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.500	01/28/26		1,000	954,875
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	244,981
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		3,095	2,905,044
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	617,791
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		400	391,950

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	230	207,537
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	575,006
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	470	526,064
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		1,820	1,817,497
Sr. Unsec’d. Notes	5.750	11/22/23		368	368,644
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	748,526

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia), (cont’d.)
Sr. Unsec’d. Notes	1.100%	03/12/33	EUR	820	$663,124
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	464,862
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	3,000	3,248,812
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	3,050	3,255,294
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	3.375	10/31/23		800	792,260
Gov’t. Gtd. Notes, Series DTC	2.500	05/23/24		1,000	971,297
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		600	593,765
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		800	763,799
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		400	392,566
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23		400	398,348
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		1,400	1,371,706

Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	1,000	964,370
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28		1,800	1,743,515
Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500	01/15/26		1,800	1,897,129
Province of Manitoba (Canada), Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		400	390,093
Province of Ontario (Canada), Sr. Unsec’d. Notes	3.400	10/17/23		375	372,329
Province of Quebec (Canada),
Sr. Unsec’d. Notes	2.750	04/12/27		195	185,935
Sr. Unsec’d. Notes, Series NJ	7.500	07/15/23		329	332,630
Unsec’d. Notes, Series A, MTN	7.485	03/02/26		565	618,233

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.817	03/14/49		205	203,975
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	1.250	02/17/26		5,500	4,868,109
Sr. Unsec’d. Notes	2.875	10/17/29		600	517,095
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	34	36,788
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		1,505	1,502,766

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		3,000	2,980,875
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,662	1,362,812
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	7,505	7,273,293

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia International Bond (Serbia), (cont’d.)
Sr. Unsec’d. Notes, 144A	1.650%	03/03/33	EUR	492	$351,114
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		1,165	1,185,387
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		2,000	1,941,393
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		400	397,244
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/24(d)		950	232,334
Sr. Unsec’d. Notes	8.994	02/01/26(d)		200	45,038
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	1,960	394,201
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		905	221,329
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)		400	90,075
Sr. Unsec’d. Notes, 144A	9.750	11/01/30(d)		600	130,237

Total Sovereign Bonds (cost $71,033,424)					62,019,467
U.S. Government Agency Obligations 0.1%
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31		600	724,807
Federal National Mortgage Assoc.(k)	6.625	11/15/30		605	725,372
Federal National Mortgage Assoc.	7.125	01/15/30		580	702,655

Total U.S. Government Agency Obligations (cost $2,281,084)					2,152,834
U.S. Treasury Obligations 15.2%
U.S. Treasury Bonds	1.875	11/15/51		598	410,471
U.S. Treasury Bonds(h)	2.375	02/15/42		2,942	2,378,883
U.S. Treasury Notes	0.125	06/30/23		58,690	57,582,685
U.S. Treasury Notes	0.125	12/15/23		520	499,545
U.S. Treasury Notes	0.250	03/15/24		2,270	2,160,756
U.S. Treasury Notes(h)	0.250	05/15/24		100,000	94,566,406
U.S. Treasury Notes	0.250	10/31/25		3,855	3,489,980
U.S. Treasury Notes	0.375	04/30/25		18,205	16,769,934
U.S. Treasury Notes(h)	0.375	01/31/26		97,315	87,811,582
U.S. Treasury Notes	0.375	07/31/27		1,360	1,177,037
U.S. Treasury Notes	0.500	05/31/27		430	375,780
U.S. Treasury Notes	0.750	03/31/26		66,250	60,282,325
U.S. Treasury Notes	0.750	04/30/26		1,395	1,265,309
U.S. Treasury Notes	0.750	08/31/26		285	256,411
U.S. Treasury Notes	1.250	11/30/26		300	273,609
U.S. Treasury Notes	1.250	04/30/28		75	66,598
U.S. Treasury Notes	1.250	06/30/28		145	128,336
U.S. Treasury Notes	1.375	01/31/25		2,545	2,409,200
U.S. Treasury Notes	1.500	02/28/23		12,355	12,324,595

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	1.750%	05/15/23	1,960	$1,943,309
U.S. Treasury Notes	1.750	03/15/25	685	652,088
U.S. Treasury Notes(k)	2.125	05/15/25	44,470	42,573,077
U.S. Treasury Notes(k)	2.250	11/15/24	52,385	50,543,340
U.S. Treasury Notes(k)	2.500	05/15/24	21,050	20,489,215
U.S. Treasury Notes	2.625	05/31/27	470	450,429
U.S. Treasury Notes	2.750	07/31/27	630	606,523
U.S. Treasury Notes	3.000	07/15/25	480	468,712
U.S. Treasury Notes	3.000	09/30/25	2,000	1,951,250
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	75	51,340
U.S. Treasury Strips Coupon	1.398(s)	11/15/41	855	412,905
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	465	216,497
U.S. Treasury Strips Coupon(k)	2.027(s)	05/15/39	1,165	627,962
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	2,240	1,229,375
U.S. Treasury Strips Coupon(h)	2.058(s)	02/15/39	2,275	1,237,031
U.S. Treasury Strips Coupon	2.420(s)	08/15/40	1,500	768,457
U.S. Treasury Strips Coupon	2.857(s)	05/15/31	100	74,184
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	140	86,740

Total U.S. Treasury Obligations (cost $488,655,556)				468,611,876

	Shares
Common Stocks 0.0%
Chemicals 0.0%
TPC Group, Inc.*^	17,363	347,260
Hotels, Restaurants & Leisure 0.0%
Codere New Topco SA (Spain) (original cost $0; purchased 11/19/21)^(f)	15,609	—
Wireless Telecommunication Services 0.0%
Intelsat Emergence SA (Luxembourg)*(a)	30,633	722,433

Total Common Stocks (cost $1,214,328)		1,069,693

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 0.0%
Capital Markets
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo) (cost $125,000)	5,000	$130,750

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	3,206	30,556
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	3,206	6,346

Total Rights (cost $0)		36,902

Total Long-Term Investments (cost $2,876,538,355)		2,675,213,918

	Shares
Short-Term Investments 14.2%
Affiliated Mutual Funds 12.1%
PGIM Core Short-Term Bond Fund(wc)	34,953,517	319,475,149
PGIM Institutional Money Market Fund (cost $53,382,167; includes $53,104,550 of cash collateral for securities on loan)(b)(wc)	53,439,548	53,428,860

Total Affiliated Mutual Funds (cost $374,356,641)		372,904,009
Unaffiliated Fund 2.1%
Dreyfus Government Cash Management (Institutional Shares) (cost $63,446,768)	63,446,768	63,446,768
Options Purchased*~ 0.0%
(cost $393,532)		155,283

Total Short-Term Investments (cost $438,196,941)		436,506,060

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.0% (cost $3,314,735,296)		3,111,719,978

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Value
Options Written*~ (0.0)%
(premiums received $651,710)	$(838,585)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.0% (cost $3,314,083,586)	3,110,881,393
Liabilities in excess of other assets(z) (1.0)%	(30,076,729)

Net Assets 100.0%	$3,080,804,664

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
COP—Certificates of Participation
CVR—Contingent Value Rights
DB—Deutsche Bank AG

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $20,107,571 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,778,789; cash collateral of $53,104,550 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $13,234,678. The aggregate value of $7,904,678 is 0.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs USD	Call	JPM	02/09/23	0.75		—	AUD	7,451	$288
Currency Option EUR vs HUF	Call	MSI	02/09/23	500.00		—	EUR	3,678	5
Currency Option USD vs BRL	Call	JPM	02/07/23	6.25		—		1,832	—
Currency Option USD vs BRL	Call	JPM	02/07/23	6.60		—		1,835	—
Currency Option USD vs CLP	Call	JPM	02/07/23	1,100.00		—		1,832	—
Currency Option USD vs COP	Call	MSI	02/07/23	6,200.00		—		3,664	—
Currency Option USD vs MXN	Call	MSI	02/07/23	21.30		—		3,678	6
Currency Option USD vs MXN	Call	MSI	02/07/23	22.00		—		3,669	2
Currency Option USD vs MXN	Call	MSI	02/07/23	22.00		—		3,664	2
Currency Option USD vs MXN	Call	MSI	02/16/23	22.50		—		3,669	30
Currency Option USD vs MXN	Call	MSI	06/02/23	20.25		—		12,213	131,147
Currency Option USD vs ZAR	Call	MSI	02/07/23	20.00		—		3,664	25
Currency Option USD vs ZAR	Call	MSI	02/08/23	20.00		—		3,664	54
Currency Option USD vs ZAR	Call	MSI	02/08/23	20.30		—		1,839	15
Currency Option EUR vs HUF	Put	BOA	02/09/23	368.00		—	EUR	2,592	85
Currency Option USD vs BRL	Put	JPM	02/15/23	4.30		—		3,684	2
Currency Option USD vs CLP	Put	CITI	02/07/23	700.00		—		3,678	—
Currency Option USD vs CNH	Put	MSI	02/21/23	6.50		—		3,703	422

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs JPY	Put	JPM	04/13/23	121.00		—		3,684	$22,372
Currency Option USD vs MXN	Put	MSI	06/02/23	16.00		—		12,213	819
Currency Option USD vs ZAR	Put	JPM	02/16/23	15.00		—		3,687	9
Total Options Purchased (cost $393,532)								$155,283
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs USD	Call	JPM	02/09/23	0.71	—	AUD	7,451	$(35,168)
Currency Option USD vs BRL	Call	JPM	02/07/23	5.50	—		1,832	(117)
Currency Option USD vs CLP	Call	JPM	02/07/23	890.00	—		1,832	(92)
Currency Option USD vs COP	Call	MSI	02/07/23	5,150.00	—		3,664	(366)
Currency Option USD vs MXN	Call	MSI	02/07/23	19.30	—		3,678	(2,976)
Currency Option USD vs MXN	Call	MSI	02/07/23	19.50	—		3,664	(1,300)
Currency Option USD vs MXN	Call	MSI	02/16/23	19.20	—		3,669	(13,447)
Currency Option USD vs ZAR	Call	MSI	02/08/23	17.40	—		1,839	(20,089)
Currency Option USD vs ZAR	Call	MSI	02/08/23	17.40	—		3,664	(40,024)
Currency Option EUR vs HUF	Put	BOA	02/09/23	388.00	—	EUR	2,592	(7,411)
Currency Option USD vs BRL	Put	JPM	02/15/23	5.00	—		3,684	(24,717)
Currency Option USD vs CLP	Put	CITI	02/07/23	800.00	—		3,678	(46,787)
Currency Option USD vs CNH	Put	MSI	02/21/23	6.93	—		3,703	(100,875)
Currency Option USD vs MXN	Put	MSI	03/02/23	19.75	—		12,213	(544,672)
Total OTC Traded (premiums received $651,710)								$(838,041)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	33,930	$(544)
(premiums received $0)
Total Options Written (premiums received $651,710)								$(838,585)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V1, 12/20/27	Put	02/15/23	$99.50	CDX.NA.HY. 39.V1(Q)	5.00%(Q)	9,724	$6,267	$(173,627)
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	0.88%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	48,620	5,810	(139,564)
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	0.90%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	89,620	9,212	(304,686)
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	0.93%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	48,230	4,429	(174,022)
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	0.80%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	34,800	38,478	(70,794)
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	0.83%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	47,720	43,003	(110,417)
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	0.88%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	47,720	29,519	(123,672)
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	0.90%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	50,660	26,451	(168,590)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.80%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	41,550	85,676	(51,023)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.83%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	31,300	56,280	(4,392)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.85%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	35,030	55,150	(55,545)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.88%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	41,550	57,522	(101,199)
Total Centrally Cleared Swaptions (cost $1,895,328)							$417,797	$(1,477,531)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V1, 12/20/27	Call	02/15/23	$101.50	CDX.NA.HY. 39.V1(Q)	5.00%(Q)	9,724	$(124,294)	$(31,916)
CDX.NA.IG.39.V1, 12/20/27	Call	02/15/23	0.78%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	48,620	(136,333)	(54,894)
CDX.NA.IG.39.V1, 12/20/27	Call	02/15/23	0.80%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	89,620	(336,142)	(139,424)
CDX.NA.IG.39.V1, 12/20/27	Call	02/15/23	0.83%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	48,230	(229,301)	(116,925)
CDX.NA.IG.39.V1, 12/20/27	Call	03/15/23	0.73%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	34,800	(61,593)	11,487
CDX.NA.IG.39.V1, 12/20/27	Call	03/15/23	0.75%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	47,720	(115,366)	(12,148)
CDX.NA.IG.39.V1, 12/20/27	Call	03/15/23	0.78%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	47,720	(150,332)	(43,449)
CDX.NA.IG.39.V1, 12/20/27	Call	03/15/23	0.83%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	50,660	(243,710)	(109,967)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.70%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	31,300	(49,824)	(3,500)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.73%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	41,550	(88,469)	7,096
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.75%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	35,030	(95,927)	(8,352)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.78%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	41,550	(141,681)	(40,714)
CDX.NA.HY.39.V1, 12/20/27	Put	02/15/23	$95.00	5.00%(Q)	CDX.NA.HY. 39.V1(Q)	9,724	(2,689)	71,700
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	1.10%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	48,620	(2,775)	50,221
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	1.15%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	89,620	(4,569)	118,475
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	1.18%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	48,230	(2,328)	69,535
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	1.10%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	34,800	(7,147)	24,173
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	1.13%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	47,720	(9,063)	35,794
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	1.18%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	47,720	(7,866)	45,333
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	1.20%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	50,660	(7,826)	60,565
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.10%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	41,550	(22,150)	23,140

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Options Written (continued):
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.15%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	41,550	$(18,743)	$45,243
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.18%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	35,030	(14,611)	21,120
Total Centrally Cleared Swaptions (premiums received $1,895,332)							$(1,872,739)	$22,593

Futures contracts outstanding at January 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
9,568	2 Year U.S. Treasury Notes	Mar. 2023	$1,967,644,255	$6,438,031
Short Positions:
277	5 Year Euro-Bobl	Mar. 2023	35,323,787	653,986
1,172	5 Year U.S. Treasury Notes	Mar. 2023	128,031,847	(541,994)
114	10 Year Euro-Bund	Mar. 2023	16,956,800	616,734
913	10 Year U.S. Treasury Notes	Mar. 2023	104,552,770	(1,551,968)
785	10 Year U.S. Ultra Treasury Notes	Mar. 2023	95,144,457	(1,691,726)
451	20 Year U.S. Treasury Bonds	Mar. 2023	58,573,625	(1,725,126)
341	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	48,336,750	(1,353,660)
107	Euro Schatz Index	Mar. 2023	12,300,792	112,749
				(5,481,005)
				$957,026
Forward foreign currency exchange contracts outstanding at January 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/23	JPM	AUD	6,032	$4,215,336	$4,270,229	$54,893	$—
Expiring 04/19/23	MSI	AUD	1,326	924,000	938,492	14,492	—
Brazilian Real,
Expiring 02/02/23	CITI	BRL	23,031	4,267,638	4,534,897	267,259	—
Expiring 02/02/23	CITI	BRL	10,140	1,965,000	1,996,589	31,589	—
Expiring 03/02/23	CITI	BRL	22,522	4,410,242	4,414,607	4,365	—
British Pound,
Expiring 04/19/23	MSI	GBP	3,755	4,639,124	4,636,855	—	(2,269)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 04/19/23	BOA	CAD	3,783	$2,823,108	$2,844,673	$21,565	$—
Chilean Peso,
Expiring 03/15/23	MSI	CLP	836,072	929,000	1,043,172	114,172	—
Chinese Renminbi,
Expiring 02/23/23	BOA	CNH	47,760	6,721,000	7,080,378	359,378	—
Expiring 02/23/23	HSBC	CNH	29,347	4,199,000	4,350,685	151,685	—
Expiring 02/23/23	HSBC	CNH	22,800	3,378,000	3,380,119	2,119	—
Expiring 02/23/23	SCB	CNH	34,187	5,065,000	5,068,177	3,177	—
Colombian Peso,
Expiring 03/15/23	BARC	COP	10,067,261	2,022,000	2,137,560	115,560	—
Expiring 03/15/23	BARC	COP	8,455,161	1,673,000	1,795,266	122,266	—
Expiring 03/15/23	BNP	COP	30,271,400	6,214,660	6,427,462	212,802	—
Expiring 03/15/23	BNP	COP	18,100,924	3,692,936	3,843,331	150,395	—
Expiring 03/15/23	CITI	COP	8,847,242	1,927,000	1,878,516	—	(48,484)
Expiring 03/15/23	CITI	COP	8,327,123	1,784,000	1,768,080	—	(15,920)
Expiring 03/15/23	UAG	COP	4,361,902	921,000	926,153	5,153	—
Czech Koruna,
Expiring 04/19/23	MSI	CZK	89,385	4,026,000	4,068,638	42,638	—
Euro,
Expiring 04/19/23	UAG	EUR	862	935,719	941,633	5,914	—
Hungarian Forint,
Expiring 04/19/23	BARC	HUF	165,210	435,597	448,035	12,438	—
Expiring 04/19/23	BOA	HUF	499,627	1,334,403	1,354,949	20,546	—
Expiring 04/19/23	HSBC	HUF	2,426,941	6,358,326	6,581,669	223,343	—
Expiring 04/19/23	HSBC	HUF	1,617,961	4,265,143	4,387,779	122,636	—
Expiring 04/19/23	JPM	HUF	972,126	2,581,424	2,636,327	54,903	—
Expiring 04/19/23	TD	HUF	1,458,189	3,887,528	3,954,490	66,962	—
Indian Rupee,
Expiring 03/15/23	HSBC	INR	75,884	927,000	925,076	—	(1,924)
Expiring 03/15/23	JPM	INR	304,393	3,679,000	3,710,742	31,742	—
Indonesian Rupiah,
Expiring 03/15/23	HSBC	IDR	59,337,769	3,842,000	3,952,961	110,961	—
Expiring 03/15/23	JPM	IDR	115,815,649	7,376,323	7,715,402	339,079	—
Expiring 03/15/23	JPM	IDR	14,256,251	917,000	949,722	32,722	—
Expiring 03/15/23	MSI	IDR	14,191,000	920,000	945,375	25,375	—
Expiring 03/15/23	SCB	IDR	74,483,693	4,785,000	4,961,951	176,951	—
Israeli Shekel,
Expiring 03/15/23	BARC	ILS	10,097	3,001,000	2,930,003	—	(70,997)
Expiring 03/15/23	BARC	ILS	3,106	924,000	901,146	—	(22,854)
Expiring 03/15/23	CITI	ILS	13,735	4,038,000	3,985,525	—	(52,475)
Expiring 03/15/23	CITI	ILS	13,202	3,925,000	3,830,879	—	(94,121)
Expiring 03/15/23	CITI	ILS	6,416	1,832,000	1,861,828	29,828	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 03/15/23	JPM	ILS	6,410	$1,832,000	$1,860,126	$28,126	$—
Japanese Yen,
Expiring 04/19/23	GSI	JPY	135,944	1,073,328	1,055,843	—	(17,485)
Mexican Peso,
Expiring 03/15/23	BARC	MXN	17,717	930,000	933,565	3,565	—
Expiring 03/15/23	BOA	MXN	18,906	938,000	996,166	58,166	—
Expiring 03/15/23	CITI	MXN	72,812	3,843,000	3,836,619	—	(6,381)
Expiring 03/15/23	CITI	MXN	46,815	2,479,000	2,466,782	—	(12,218)
Expiring 03/15/23	CITI	MXN	42,098	2,139,000	2,218,244	79,244	—
Expiring 03/15/23	GSI	MXN	67,191	3,410,000	3,540,429	130,429	—
Expiring 03/15/23	GSI	MXN	47,148	2,403,000	2,484,306	81,306	—
Expiring 03/15/23	HSBC	MXN	17,834	927,000	939,703	12,703	—
Expiring 03/15/23	JPM	MXN	71,005	3,722,000	3,741,382	19,382	—
Expiring 03/15/23	JPM	MXN	46,683	2,384,000	2,459,797	75,797	—
Expiring 03/15/23	JPM	MXN	18,828	935,000	992,089	57,089	—
Expiring 03/15/23	JPM	MXN	18,758	938,000	988,417	50,417	—
Expiring 03/15/23	MSI	MXN	17,603	927,000	927,524	524	—
New Taiwanese Dollar,
Expiring 03/15/23	BOA	TWD	155,312	5,205,000	5,201,660	—	(3,340)
Expiring 03/15/23	GSI	TWD	155,576	5,210,000	5,210,495	495	—
Expiring 03/15/23	JPM	TWD	96,749	3,172,000	3,240,292	68,292	—
Expiring 03/15/23	MSI	TWD	116,656	3,829,000	3,907,013	78,013	—
Expiring 03/15/23	MSI	TWD	90,727	3,010,000	3,038,614	28,614	—
New Zealand Dollar,
Expiring 04/19/23	BARC	NZD	1,433	929,000	926,666	—	(2,334)
Philippine Peso,
Expiring 03/15/23	CITI	PHP	310,877	5,589,000	5,676,588	87,588	—
Expiring 03/15/23	JPM	PHP	212,602	3,787,000	3,882,098	95,098	—
Expiring 03/15/23	SCB	PHP	267,580	4,808,000	4,885,982	77,982	—
Expiring 03/15/23	SCB	PHP	225,872	4,034,000	4,124,407	90,407	—
Singapore Dollar,
Expiring 03/15/23	MSI	SGD	6,564	4,857,791	5,001,047	143,256	—
South African Rand,
Expiring 03/15/23	GSI	ZAR	16,008	929,000	916,515	—	(12,485)
Expiring 03/15/23	HSBC	ZAR	35,643	2,044,000	2,040,720	—	(3,280)
Expiring 03/15/23	JPM	ZAR	295,716	16,947,444	16,930,925	—	(16,519)
South Korean Won,
Expiring 03/15/23	BOA	KRW	1,230,840	936,000	999,532	63,532	—
Expiring 03/15/23	CITI	KRW	1,163,856	917,000	945,137	28,137	—
Expiring 03/15/23	HSBC	KRW	1,226,996	934,000	996,411	62,411	—
Expiring 03/15/23	JPM	KRW	4,478,213	3,444,832	3,636,638	191,806	—
Expiring 03/15/23	JPM	KRW	1,231,094	933,000	999,738	66,738	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 03/15/23	CITI	THB	114,706	$3,311,000	$3,490,394	$179,394	$—
Expiring 03/15/23	HSBC	THB	163,112	4,743,000	4,963,323	220,323	—
Expiring 03/15/23	HSBC	THB	144,633	4,163,000	4,401,034	238,034	—
Expiring 03/15/23	HSBC	THB	131,696	4,041,000	4,007,379	—	(33,621)
Expiring 03/15/23	HSBC	THB	124,998	3,713,000	3,803,565	90,565	—
Expiring 03/15/23	HSBC	THB	115,755	3,346,000	3,522,301	176,301	—
				$245,474,902	$250,568,837	5,510,642	(416,707)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/23	BNP	AUD	2,623	$1,863,000	$1,856,703	$6,297	$—
Expiring 04/19/23	BNP	AUD	1,727	1,229,000	1,222,548	6,452	—
Expiring 04/19/23	CITI	AUD	1,314	924,000	930,588	—	(6,588)
Expiring 04/19/23	JPM	AUD	1,950	1,384,578	1,380,539	4,039	—
Expiring 04/19/23	JPM	AUD	1,320	925,217	934,519	—	(9,302)
Expiring 04/19/23	MSI	AUD	1,321	931,297	935,227	—	(3,930)
Brazilian Real,
Expiring 02/02/23	CITI	BRL	22,522	4,431,807	4,434,811	—	(3,004)
Expiring 02/02/23	TD	BRL	10,648	2,011,000	2,096,675	—	(85,675)
Expiring 03/02/23	CITI	BRL	10,781	2,108,000	2,113,210	—	(5,210)
British Pound,
Expiring 04/19/23	HSBC	GBP	37,826	46,191,654	46,712,569	—	(520,915)
Canadian Dollar,
Expiring 04/19/23	CITI	CAD	1,640	1,229,000	1,233,492	—	(4,492)
Expiring 04/19/23	GSI	CAD	1,240	927,000	932,825	—	(5,825)
Expiring 04/19/23	JPM	CAD	1,236	922,000	929,599	—	(7,599)
Chilean Peso,
Expiring 03/15/23	BARC	CLP	2,937,084	3,379,105	3,664,616	—	(285,511)
Expiring 03/15/23	CITI	CLP	1,653,718	2,000,000	2,063,353	—	(63,353)
Expiring 03/15/23	JPM	CLP	1,182,854	1,442,734	1,475,854	—	(33,120)
Expiring 03/15/23	MSI	CLP	1,767,140	2,008,000	2,204,871	—	(196,871)
Expiring 03/15/23	MSI	CLP	824,885	935,000	1,029,214	—	(94,214)
Expiring 03/15/23	UAG	CLP	1,713,241	2,054,000	2,137,621	—	(83,621)
Chinese Renminbi,
Expiring 02/23/23	BOA	CNH	21,973	3,204,000	3,257,451	—	(53,451)
Expiring 02/23/23	CITI	CNH	220,033	31,530,107	32,619,839	—	(1,089,732)
Expiring 02/23/23	GSI	CNH	25,718	3,745,000	3,812,696	—	(67,696)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/23/23	JPM	CNH	4,332	$616,000	$642,225	$—	$(26,225)
Expiring 02/23/23	MSI	CNH	3,279	463,000	486,147	—	(23,147)
Colombian Peso,
Expiring 03/15/23	BNP	COP	6,045,376	1,213,861	1,283,602	—	(69,741)
Expiring 03/15/23	BNP	COP	3,290,315	670,139	698,626	—	(28,487)
Expiring 03/15/23	MSI	COP	10,557,583	2,140,000	2,241,669	—	(101,669)
Expiring 03/15/23	UAG	COP	9,842,770	1,967,000	2,089,894	—	(122,894)
Euro,
Expiring 04/19/23	JPM	EUR	10,141	11,043,701	11,078,470	—	(34,769)
Expiring 04/19/23	JPM	EUR	849	926,794	927,485	—	(691)
Expiring 04/19/23	MSI	EUR	129,109	140,854,022	141,043,878	—	(189,856)
Expiring 04/19/23	SCB	EUR	121,490	132,081,217	132,721,413	—	(640,196)
Indian Rupee,
Expiring 03/15/23	CITI	INR	82,471	991,023	1,005,372	—	(14,349)
Expiring 03/15/23	GSI	INR	74,742	915,000	911,149	3,851	—
Expiring 03/15/23	JPM	INR	294,304	3,558,000	3,587,744	—	(29,744)
Indonesian Rupiah,
Expiring 03/15/23	BOA	IDR	9,679,130	650,300	644,804	5,496	—
Expiring 03/15/23	CITI	IDR	4,151,237	278,700	276,547	2,153	—
Expiring 03/15/23	JPM	IDR	65,373,064	4,376,000	4,355,020	20,980	—
Israeli Shekel,
Expiring 03/15/23	CITI	ILS	5,305	1,552,501	1,539,418	13,083	—
Japanese Yen,
Expiring 04/19/23	BOA	JPY	117,020	924,000	908,870	15,130	—
Expiring 04/19/23	JPM	JPY	115,606	913,000	897,886	15,114	—
Expiring 04/19/23	MSI	JPY	119,959	929,000	931,693	—	(2,693)
Mexican Peso,
Expiring 03/15/23	CITI	MXN	42,661	2,186,125	2,247,894	—	(61,769)
Expiring 03/15/23	HSBC	MXN	17,684	931,000	931,808	—	(808)
New Taiwanese Dollar,
Expiring 03/15/23	GSI	TWD	161,828	5,248,000	5,419,904	—	(171,904)
Expiring 03/15/23	JPM	TWD	532,613	17,691,843	17,838,102	—	(146,259)
New Zealand Dollar,
Expiring 04/19/23	JPM	NZD	950	615,000	614,379	621	—
Peruvian Nuevo Sol,
Expiring 03/15/23	CITI	PEN	15,468	3,996,000	4,007,958	—	(11,958)
Philippine Peso,
Expiring 03/15/23	BOA	PHP	171,076	3,130,000	3,123,841	6,159	—
Expiring 03/15/23	JPM	PHP	219,403	3,917,000	4,006,279	—	(89,279)
Expiring 03/15/23	MSI	PHP	925,276	16,310,164	16,895,457	—	(585,293)
Expiring 03/15/23	MSI	PHP	158,672	2,895,478	2,897,341	—	(1,863)
Expiring 03/15/23	MSI	PHP	79,036	1,447,522	1,443,191	4,331	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/15/23	SCB	PHP	262,966	$4,798,000	$4,801,745	$—	$(3,745)
Expiring 03/15/23	SCB	PHP	184,121	3,242,000	3,362,040	—	(120,040)
Polish Zloty,
Expiring 04/19/23	BARC	PLN	9,491	2,117,200	2,178,024	—	(60,824)
Expiring 04/19/23	BARC	PLN	4,668	1,042,800	1,071,126	—	(28,326)
Expiring 04/19/23	BARC	PLN	1,989	453,651	456,340	—	(2,689)
Expiring 04/19/23	BOA	PLN	6,495	1,489,708	1,490,537	—	(829)
Expiring 04/19/23	CITI	PLN	10,075	2,290,000	2,312,165	—	(22,165)
Expiring 04/19/23	MSI	PLN	26,851	6,104,267	6,161,878	—	(57,611)
Expiring 04/19/23	MSI	PLN	16,145	3,693,000	3,704,972	—	(11,972)
Singapore Dollar,
Expiring 03/15/23	HSBC	SGD	5,357	3,981,000	4,081,294	—	(100,294)
Expiring 03/15/23	JPM	SGD	2,014	1,523,000	1,534,002	—	(11,002)
South African Rand,
Expiring 03/15/23	BOA	ZAR	47,561	2,811,000	2,723,042	87,958	—
Expiring 03/15/23	JPM	ZAR	33,936	1,996,000	1,942,947	53,053	—
South Korean Won,
Expiring 03/15/23	BARC	KRW	1,189,770	929,000	966,181	—	(37,181)
Expiring 03/15/23	CITI	KRW	1,219,708	935,000	990,492	—	(55,492)
Expiring 03/15/23	JPM	KRW	1,430,891	1,115,000	1,161,988	—	(46,988)
Expiring 03/15/23	JPM	KRW	1,140,625	922,000	926,271	—	(4,271)
Expiring 03/15/23	MSI	KRW	3,020,139	2,461,000	2,452,575	8,425	—
Expiring 03/15/23	MSI	KRW	1,147,551	931,000	931,895	—	(895)
Expiring 03/15/23	MSI	KRW	1,146,320	920,000	930,896	—	(10,896)
Expiring 03/15/23	SCB	KRW	1,214,741	936,000	986,459	—	(50,459)
Swiss Franc,
Expiring 04/19/23	MSI	CHF	1,010	1,097,388	1,112,240	—	(14,852)
Thai Baht,
Expiring 03/15/23	CITI	THB	42,738	1,236,000	1,300,459	—	(64,459)
Expiring 03/15/23	GSI	THB	560,790	15,999,708	17,064,255	—	(1,064,547)
Expiring 03/15/23	GSI	THB	84,787	2,363,000	2,579,975	—	(216,975)
Expiring 03/15/23	HSBC	THB	30,305	927,000	922,165	4,835	—
Expiring 03/15/23	HSBC	THB	30,234	923,000	919,983	3,017	—
Expiring 03/15/23	SCB	THB	101,502	2,835,000	3,088,586	—	(253,586)
				$550,878,611	$557,831,418	260,994	(7,213,801)
						$5,771,636	$(7,630,508)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
03/15/23	Buy	ZAR	16,056	EUR	855	$—	$(12,845)	MSI
04/19/23	Buy	EUR	1,713	JPY	236,755	32,530	—	BARC
04/19/23	Buy	EUR	3,018	PLN	14,394	—	(5,955)	CITI
04/19/23	Buy	PLN	8,799	EUR	1,849	—	(179)	MSI
04/19/23	Buy	PLN	9,165	EUR	1,927	—	(2,345)	BOA
						$32,530	$(21,324)
Credit default swap agreements outstanding at January 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	02/14/23	0.250%( M)	19,610	*	$6,665	$(262)	$6,927	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)	2,715	$422,728	$198,230	$224,498	BARC
Gazprom PAO	06/20/24	1.000%(Q)	2,425	755,410	1,076,770	(321,360)	BARC
United Mexican States	06/20/23	1.000%(Q)	450	(1,796)	220	(2,016)	CITI
United Mexican States	06/20/23	1.000%(Q)	440	(1,756)	534	(2,290)	CITI
United Mexican States	06/20/23	1.000%(Q)	150	(599)	202	(801)	CITI
United Mexican States	06/20/23	1.000%(Q)	150	(599)	187	(786)	CITI
United Mexican States	06/20/23	1.000%(Q)	150	(599)	68	(667)	CITI
United Mexican States	06/20/23	1.000%(Q)	75	(299)	37	(336)	CITI
United Mexican States	12/20/24	1.000%(Q)	285	(2,763)	906	(3,669)	CITI
United Mexican States	12/20/24	1.000%(Q)	220	(2,133)	584	(2,717)	CITI
				$1,167,594	$1,277,738	$(110,144)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/23	1.000%(Q)	1,280	0.415%	$4,389	$242	$4,147	GSI
Boeing Co.	06/20/24	1.000%(Q)	1,760	0.628%	10,904	3,369	7,535	GSI
Catalonia, Autonomous Community of	12/20/25	1.000%(Q)	3,000	*	51,334	(16,522)	67,856	DB
General Motors Co.	06/20/26	5.000%(Q)	3,580	1.506%	407,453	472,479	(65,026)	GSI
Halliburton Co.	12/20/26	1.000%(Q)	1,600	0.534%	28,683	11,918	16,765	GSI
Host Hotels & Resorts LP	06/20/24	1.000%(Q)	600	0.481%	4,905	3,219	1,686	GSI
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	30,890	0.190%	16,299	11,735	4,564	BOA
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)	2,700	*	(161,341)	(187,753)	26,412	BOA
Petroleos Mexicanos	06/20/23	1.000%(Q)	365	2.056%	(1,032)	(1,854)	822	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	286	2.056%	(810)	(1,235)	425	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.056%	(353)	(650)	297	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.056%	(354)	(639)	285	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.056%	(353)	(535)	182	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	65	2.056%	(183)	(280)	97	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	285	3.331%	(11,343)	(10,255)	(1,088)	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	220	3.331%	(8,756)	(7,824)	(932)	CITI
Simon Property Group LP	06/20/26	1.000%(Q)	3,240	0.623%	42,344	25,469	16,875	GSI
Targa Resources Partners LP	06/20/23	5.000%(Q)	1,560	0.567%	35,736	20,820	14,916	MSI
Targa Resources Partners LP	06/20/23	5.000%(Q)	1,040	0.567%	23,824	14,522	9,302	MSI

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Verizon Communications, Inc.	06/20/26	1.000%(Q)	4,820	0.771%	$40,374	$68,428	$(28,054)	GSI
Wells Fargo & Co.	12/20/23	1.000%(Q)	27,500	0.351%	188,267	71,196	117,071	MSI
					$669,987	$475,850	$194,137

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	421,527	$(1,876,717)	$(5,790,991)	$(3,914,274)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	2,340	05/08/23	0.950%(A)	1 Day SONIA(1)(A)/ 3.427%	$(53,314)	$76,232	$129,546
GBP	725	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 3.427%	(22,982)	43,313	66,295
GBP	9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.427%	(448,713)	1,082,565	1,531,278
GBP	7,720	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.427%	398,509	1,037,650	639,141
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.427%	(22,856)	107,626	130,482
GBP	2,010	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.427%	143,032	474,579	331,547
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 3.427%	(27,897)	127,203	155,100
					$(34,221)	$2,949,168	$2,983,389

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS - 60 bps(T)/ 3.730%	GSI	03/20/23	(9,818)	$(164,665)	$—	$(164,665)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).